FPA FUNDS TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

November 7, 2023

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	FPA Funds Trust (the “Registrant”) File No. 333-79858 and 811-08544 on behalf of the FPA Global Equity Fund

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating a new series of the Trust, FPA Global Equity Fund.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary